Average Annual Total Returns - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax Inception Date	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF before tax Since Inception	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions Since Inception	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF After tax on distributions and sale of fund shares Since Inception	CSI 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	CSI 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	CSI 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 21, 2014	29.59%	(3.07%)	7.00%	29.64%	(3.08%)	6.45%	17.80%	(2.27%)	5.38%	30.25%	(2.74%)	8.67%	10.65%	8.93%	4.72%